CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash	$ 80,778	$ 96,488
Accounts receivable, net	19,290	1,514
Inventories	180,816	94,620
Prepayments and other current assets	99,707	90,874
Cryptocurrency receivable, current	52,699	50,525
Total current assets	433,290	334,021
Non-current assets:
Cryptocurrency	83,339	61,821
Cryptocurrency receivable, non-current	35,133	19,057
Property, equipment and software, net	44,028	40,163
Intangible assets	689	901
Operating lease right-of-use assets	2,880	3,495
Deferred tax assets	191	295
Other non-current assets	489	476
Non-current financial investment	2,845	2,782
Total non-current assets	169,594	128,990
Total assets	602,884	463,011
Current liabilities:
Current portion of long-term loans	28,515	16,658
Accounts payable	25,600	13,975
Contract liabilities	9,317	24,248
Income tax payable	11,403	10,932
Accrued liabilities and other current liabilities	54,548	43,406
Operating lease liabilities, current	1,706	1,237
Convertible preferred shares		68,113
Total current liabilities	131,089	178,569
Non-current liabilities:
Long-term loans	23,731	7,279
Operating lease liabilities, non-current	948	1,701
Deferred tax liabilities	117	153
Other non-current liabilities	9,631	9,055
Total liabilities	165,516	196,757
Contingencies (Note 21)
Shareholders' equity:
Treasury stocks (US$0.00000005 par value; 229,281,465 shares and 366,981,615 shares as of December 31, 2024 and 2025, respectively)	(37,172)	(57,055)
Additional paid-in capital	1,177,057	816,363
Statutory reserves	14,892	14,892
Accumulated other comprehensive loss	(56,653)	(57,456)
Accumulated deficit	(660,757)	(450,490)
Total shareholders' equity	437,368	266,254
Total liabilities and shareholders' equity	602,884	$ 463,011
Class A ordinary shares
Shareholders' equity:
Ordinary shares value	$ 1